Share capital, stock options and other stock-based plans - Share units (Details) - Share units - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Units
Outstanding, beginning of period (in shares)	1,866,433	1,452,378
Granted (in shares)	2,541,098	875,703
Vested and exercised (in shares)	(503,840)	(327,774)
Forfeited/expired (in shares)	(729,370)	(133,874)
Outstanding, end of period (in shares)	3,174,321	1,866,433
Units outstanding and exercisable, end of period (in shares)	0	61,086
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 2.98	$ 3.29
Granted (in Canadian dollars per share)	1.83	4.87
Vested and exercised (in Canadian dollars per share)	3.19	3.86
Forfeited/expired (in Canadian dollars per share)	1.28	1.62
Outstanding, end of period (in Canadian dollars per share)	2.41	2.98
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 0	$ 2.84